15. Other Long-term Liabilities (Annual) (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Other long-term liabilities
	December 31, 2021	December 31, 2020
Severance liability	$359,567	$297,120
Customer deposit balance	—	366,947
Total other long term liabilities	$359,567	$664,067